Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets
Less: Accumulated amortization and impairment	¥ (71,576)	$ (10,081)	¥ (65,076)
Total intangible assets, net	82,818	11,665	101,603
Customer relationships
Intangible Assets
Intangible assets	150,977	21,265	163,324
Purchased software
Intangible Assets
Intangible assets	517	73	455
Technology
Intangible Assets
Intangible assets	¥ 2,900	$ 408	¥ 2,900